Schedule of valuation assumption on convertible debt (Details) - $ / shares		6 Months Ended
	Feb. 10, 2022	Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Exercise price	$ 212.50	$ 212.50
Share price	$ 100.00	$ 18.40
Time to maturity	6 years	1 month
Expected volatility		80.00%
Risk free interest rate		0.08%
Dividend yield